CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement
Profit (loss)		€ 4,860		€ 13,961		€ 5,840
Adjustments to reconcile profit (loss) to net cash provided by operating activities
Depreciation and amortization		7,479		7,205		7,063
Net Impairments (reversals) of tangible, intangible and right-of-use assets		1,802		1,140		167
Write-off of tangible and intangible assets		535		599		387
Share of (profit) loss of equity-accounted investments		(1,336)		(1,841)		1,091
Net gain on disposal of assets		(441)		(524)		(102)
Dividend income		(255)		(351)		(230)
Interest income		(517)		(159)		(75)
Interest expense		1,000		1,033		794
Income taxes		5,368		8,088		4,845
Other changes		(700)		(2,773)		(194)
Cash flow from changes in working capital:		1,811		(1,279)		(3,146)
- inventories		1,792		(2,528)		(2,033)
- trade receivables		3,322		(1,036)		(7,888)
- trade payables		(4,823)		2,284		7,744
- provisions		97		2,028		(406)
- other assets and liabilities		1,423		(2,027)		(563)
Change in the provisions for employee benefits		1		39		54
Dividends received		2,255		1,545		857
Interest received		459		116		28
Interest paid		(919)		(851)		(792)
Income taxes paid, net of tax receivables received		(6,283)		(8,488)		(3,726)
Net cash provided by operating activities		15,119		17,460		12,861
Cash flow from investing activities		(12,404)		(10,793)		(7,815)
- tangible assets		(8,739)		(7,700)		(4,950)
- prepaid right-of-use assets				(3)		(2)
- intangible assets		(476)		(356)		(284)
- consolidated subsidiaries and businesses net of cash and cash equivalents acquired		(1,277)		(1,636)		(1,901)
- investments		(1,315)		(1,675)		(837)
- securities and financing receivables held for operating purposes		(388)		(350)		(227)
- change in payables in relation to investing activities		(209)		927		386
Cash flow from disposals		845		2,989		536
- tangible assets		122		149		207
- intangible assets		32		17		1
- consolidated subsidiaries and businesses net of cash and cash equivalents disposed of		395		(60)		76
- tax on disposals						(35)
- investments		47		1,096		155
- securities and financing receivables held for operating purposes		32		483		141
- change in receivables in relation to disposals		217		1,304		(9)
Net change in securities and financing receivables held for non-operating purposes		2,194		786		(4,743)
Net cash used in investing activities		(9,365)		(7,018)		(12,022)
Increase in long-term financial debt		4,971		130		3,556
Repayments of long-term financial debt		(3,161)		(4,074)		(2,890)
Payments of lease liabilities		(963)		(994)		(939)
Increase (decrease) in short-term financial debt		(1,495)		1,375		(910)
Dividends paid to Eni's shareholders		(3,046)		(3,009)		(2,358)
Dividends paid to non-controlling interest		(36)		(60)		(5)
Capital contribution by non-controlling interests		(16)		92
Sale (purchase) of additional interests in consolidated subsidiaries		(60)		536		(17)
Purchase of treasury shares		(1,803)		(2,400)		(400)
Issuing effect of convertible bonds		79
Issue of perpetual subordinated bonds						1,985
Coupon payment on perpetual subordinated bonds		(138)		(138)		(61)
Net cash used in financing activities		(5,668)		(8,542)		(2,039)
Effect of exchange rate changes and other changes on cash and cash equivalents		(62)		16		52
Net increase (decrease) in cash and cash equivalents		24		1,916		(1,148)
Cash and cash equivalents - beginning of the year		10,181	[1]	8,265	[1]	9,413
Cash and cash equivalents - end of the year	[1]	10,205		10,181		8,265
Related parties
Adjustments to reconcile profit (loss) to net cash provided by operating activities
Net cash provided by operating activities		(7,011)		223		(4,331)
Net cash used in investing activities		(1,695)		(32)		(976)
Net cash used in financing activities		(162)		(88)		(13)
Effect of exchange rate changes and other changes on cash and cash equivalents		(7)		8		2
Net increase (decrease) in cash and cash equivalents		€ (8,875)		€ 111		€ (5,318)

[1]	As of December 31, 2023, cash and cash equivalents included €12 million of cash and cash equivalents of consolidated subsidiaries held for sale that were reported in the item "Assets held for sale" (€26 million at December 31, 2022).